Business Combination and Control Obtained by a Related Party - Schedule of Fair Value of the Assets Acquired and Liabilities Assumed (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Assets
Cash	$ 253,214
Accounts receivable	9,546
Property and equipment	7,614	$ 1,810,558
Other Assets	52,068
Liabilities
Accounts payable	(358,690)
Deferred revenue	(1,426)
Intangible assets	18,978,190
Signing Day Sports [Member]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed [Line Items]
Share purchase consideration	18,507,516
Consulting agreements	1,763,000
Signing Day Sports advance of funds	(1,330,000)
Fair value of total purchase consideration	18,940,516
Assets
Cash	253,214
Accounts receivable	9,546
Property and equipment	7,614
Other Assets	52,068
Liabilities
Accounts payable	(358,690)
Deferred revenue	(1,426)
Total fair value of net liabilities assumed	(37,674)
Intangible assets	$ 18,978,190